Capital Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital	12 Months Ended
Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [abstract]
Capital Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure
Note 3.   Capital Disclosure on the Group’s Objectives, Policies and Processes for Managing Its Capital

Structure
The Group’s objectives when managing capital are to: (a) safeguard the entity’s ability to continue as a going concern so that it can continue to provide returns for shareholders and benefits for other stakeholders; (b) provide an adequate return to shareholders by pricing products and services commensurately with the level of risk; and (c) maintain a flexible capital structure which optimizes the cost of capital at acceptable risk.
The Group sets the amount of capital in proportion to risk. The Group manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.
Consistent with others in the merchant banking industry, the Group monitors capital on the basis of the debt-to-adjusted capital ratio and long-term debt-to-equity ratio. The debt-to-adjusted capital ratio is calculated as net debt divided by adjusted capital. Net debt is calculated as total debt less cash and cash equivalents. Adjusted capital comprises all components of shareholders’ equity. The long-term debt-to-equity ratio is calculated as long-term debt divided by shareholders’ equity. Debt does not include short-term bank borrowings.
As at December 31:	2017	2016
Total debt	$ 43,733	$ 116,813
Less: cash and cash equivalents	(74,870)	(120,676)
Net debt	Not applicable	Not applicable
Shareholders’ equity	277,780	327,520
Debt-to-adjusted capital ratio	Not applicable	Not applicable
As at December 31:	2017	2016
Long-term debt	$ —	$ 80,564
Shareholders’ equity	277,780	327,520
Long-term debt-to-equity ratio	Not applicable	0.25
During 2017, the Group’s strategy, which was unchanged from 2016, was to maintain the debt-to-adjusted capital ratio and the long-term debt-to-equity ratio at a manageable level. The decrease in the ratios in 2017 (i.e. not applicable) reflects the reduction in debt. The terms and conditions of the Group’s debt agreements include, and future debt agreements may include, covenants and restrictions of a customary nature for such agreements.